Loans - Schedule of Short Term Loans Consisted (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)
Short-Term Debt [Line Items]
Short-term loans	$ 1,739,635	¥ 12,000,000	$ 3,100,583	¥ 22,500,000
Postal Saving Bank of China [Member]
Short-Term Debt [Line Items]
Short-term loans	1,014,787		2,480,466
Agricultural Bank of China [Member]
Short-Term Debt [Line Items]
Short-term loans	0		620,117
Bank of China [Member]
Short-Term Debt [Line Items]
Short-term loans	$ 724,848	¥ 5,000,000	$ 0